UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05385

Deutsche Value Series, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2015 (Unaudited)

Deutsche Small Cap Value Fund

	Shares	Value ($)

Common Stocks 95.9%
Consumer Discretionary 9.2%
Auto Components 1.4%
Tenneco, Inc.*	192,176	9,041,881
Diversified Consumer Services 1.7%
Ascent Capital Group, Inc. "A"*	200,760	5,637,341
Houghton Mifflin Harcourt Co.*	243,872	5,506,630
		11,143,971
Hotels, Restaurants & Leisure 1.9%
Denny's Corp.*	552,454	6,204,058
Popeyes Louisiana Kitchen, Inc.*	113,179	6,295,016
		12,499,074
Leisure Products 2.0%
Performance Sports Group Ltd.*	463,909	6,021,539
Smith & Wesson Holding Corp.*	370,192	6,693,071
		12,714,610
Specialty Retail 2.2%
CST Brands, Inc.	402,444	13,972,856
Consumer Staples 0.9%
Food Products
Snyder's-Lance, Inc.	164,819	5,565,938
Energy 2.3%
Energy Equipment & Services 1.0%
Superior Energy Services, Inc.	407,375	6,481,336
Oil, Gas & Consumable Fuels 1.3%
Matador Resources Co.*	267,538	6,129,296
Synergy Resources Corp.*	224,715	2,413,439
		8,542,735
Financials 24.2%
Banks 12.7%
Capital Bank Financial Corp. "A"* (a)	345,056	10,617,373
Eagle Bancorp., Inc.*	184,429	7,729,419
Great Western Bancorp., Inc.	398,540	10,031,252
MB Financial, Inc. (a)	301,792	9,941,029
OFG Bancorp.	975,342	8,426,955
State Bank Financial Corp.	594,606	12,011,041
Sterling Bancorp.	1,137,271	15,955,912
Talmer Bancorp., Inc. "A"	408,615	6,639,994
TriState Capital Holdings, Inc.*	36,710	459,976
		81,812,951
Capital Markets 1.3%
Safeguard Scientifics, Inc.*	460,136	8,052,380
Insurance 5.8%
Argo Group International Holdings Ltd.	136,133	7,620,725
CNO Financial Group, Inc. (a)	943,296	16,875,566
Employers Holdings, Inc.	302,485	6,669,794
ProAssurance Corp.	126,841	6,117,542
		37,283,627
Real Estate Investment Trusts 0.9%
Pebblebrook Hotel Trust (REIT)	146,356	5,570,309
Thrifts & Mortgage Finance 3.5%
Capitol Federal Financial, Inc.	561,791	6,769,581
Walker & Dunlop, Inc.*	654,878	15,933,182
		22,702,763
Health Care 8.1%
Health Care Equipment & Supplies 1.1%
Invacare Corp.	407,344	7,165,181
Health Care Providers & Services 5.3%
HealthSouth Corp.	504,679	21,549,793
PharMerica Corp.*	238,718	7,810,853
U.S. Physical Therapy, Inc.	103,857	4,772,229
		34,132,875
Health Care Technology 1.7%
MedAssets, Inc.*	512,398	10,821,846
Industrials 27.5%
Aerospace & Defense 3.4%
BWX Technologies, Inc.	371,612	9,855,150
Curtiss-Wright Corp.	100,212	6,584,930
HEICO Corp. "A"	124,374	5,431,413
		21,871,493
Air Freight & Logistics 1.5%
Forward Air Corp. (a)	216,418	9,743,138
Building Products 2.0%
Quanex Building Products Corp.	701,765	12,596,682
Commercial Services & Supplies 5.2%
Covanta Holding Corp.	371,404	7,353,799
Essendant, Inc.	133,788	4,615,686
G&K Services, Inc. "A"	94,093	6,361,628
SP Plus Corp.*	321,135	7,376,471
The Brink's Co.	275,764	7,903,396
		33,610,980
Construction & Engineering 2.3%
MYR Group, Inc.*	316,053	9,067,561
Primoris Services Corp.	314,251	5,772,791
		14,840,352
Electrical Equipment 1.6%
Babcock & Wilcox Enterprises, Inc.*	543,824	10,033,553
Machinery 8.0%
Harsco Corp.	963,376	11,136,626
Hillenbrand, Inc.	260,229	7,015,774
ITT Corp.	370,978	13,878,287
Lydall, Inc.*	342,774	9,309,742
NN, Inc.	432,772	10,477,410
		51,817,839
Professional Services 2.1%
FTI Consulting, Inc.*	201,966	8,050,365
ICF International, Inc.*	160,459	5,489,302
		13,539,667
Road & Rail 1.4%
Celadon Group, Inc.	472,860	9,026,898
Information Technology 16.6%
Electronic Equipment, Instruments & Components 8.6%
Belden, Inc. (a)	264,215	13,313,794
CTS Corp.	352,807	6,650,412
Electro Scientific Industries, Inc.	957,585	4,443,194
GSI Group, Inc.*	749,495	9,735,940
Rogers Corp.*	240,036	13,360,404
Zebra Technologies Corp. "A"*	96,263	7,978,277
		55,482,021
IT Services 4.4%
Convergys Corp. (a)	421,439	9,524,522
NeuStar, Inc. "A"* (a)	663,076	18,532,974
		28,057,496
Software 3.6%
ACI Worldwide, Inc.*	298,104	6,358,558
Verint Systems, Inc.*	319,120	17,018,670
		23,377,228
Materials 7.1%
Chemicals 4.6%
A. Schulman, Inc.	326,189	11,198,068
H.B. Fuller Co. (a)	337,835	12,243,141
Minerals Technologies, Inc.	116,446	6,263,630
		29,704,839
Metals & Mining 2.5%
Materion Corp.	513,015	15,882,944
Total Common Stocks (Cost $568,310,932)		617,089,463
Securities Lending Collateral 10.6%
Daily Assets Fund Institutional, 0.16% (b) (c) (Cost $68,389,845)	68,389,845	68,389,845
Cash Equivalents 4.0%
Central Cash Management Fund, 0.11% (b) (Cost $25,789,055)	25,789,055	25,789,055
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $662,489,832) †	110.5	711,268,363
Other Assets and Liabilities, Net	(10.5)	(67,777,130)
Net Assets	100.0	643,491,233

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $664,192,732. At August 31, 2015, net unrealized appreciation for all securities based on tax cost was $47,075,631. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $95,532,855 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $48,457,224.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at August 31, 2015 amounted to $66,949,899, which is 10.4% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2015 in valuing the Fund's investments.

Assets	Level 1		Level 2	Level 3	Total
Common Stocks(d)	$617,089,463		$—	$—	$617,089,463
Short-Term Investments(d)	94,178,900	—		—	94,178,900
Total	$711,268,363		$—	$—	$711,268,363

There have been no transfers between fair value measurement levels during the period ended August 31, 2015.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Small Cap Value Fund, a series of Deutsche Value Series, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2015